Goodwill (Tables)	12 Months Ended
Jun. 30, 2019
Intangible Assets [Abstract]
Schedule of changes in goodwill

2019	£’000
Cost
At 1 July 2018	41,062
Effect of foreign exchange translations	(4,302)
At 30 June 2019	36,760

2018
Cost
At 1 July 2017	16,198
Acquired through business combinations	24,212
Effect of foreign exchange translations	652
At 30 June 2018	41,062

Net book value
At 30 June 2019	36,760
At 30 June 2018	41,062

2019	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Total £’000
Cost
At 1 July 2018	£33,562	£3,658	£134	£37,354
Additions	—	1,315	—	1,315
Disposals	—	(86)	—	(86)
Effect of foreign exchange translations	878	(2)	5	881
At 30 June 2019	£34,440	£4,885	£139	£39,464

Amortisation
At 1 July 2018	£5,786	£662	£119	£6,567
Charge for the year	3,455	427	15	3,897
Disposals	—	(86)	—	(86)
Effect of foreign exchange translations	173	(2)	5	176
At 30 June 2019	£9,414	£1,001	£139	£10,554
Net book value
At 30 June 2019	£25,026	£3,884	£—	£28,910

2018	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Total £’000
Cost
At 1 July 2017	£17,603	£1,819	£137	£19,559
Additions	—	1,827	—	1,827
Acquisition of subsidiary / business	15,214	22	—	15,236
Disposals	—	(13)	—	(13)
Effect of foreign exchange translations	745	3	(3)	745
At 30 June 2018	£33,562	£3,658	£134	£37,354

Amortisation
At 1 July 2017	£3,058	£397	£75	£3,530
Charge for the year	2,611	257	44	2,912
Impairment	—	19	—	19
Disposals	—	(13)	—	(13)
Effect of foreign exchange translations	117	2	—	119
At 30 June 2018	£5,786	£662	£119	£6,567
Net book value
At 30 June 2018	£27,776	£2,996	£15	£30,787

Schedule of goodwill impairment testing assumptions
The key assumptions used in the assessments for the years ended 30 June 2019 and 2018 are as follows:

	2019	2018	2017
Growth rate	20%	20%	25%
Discount rate	14.5%	15.7%	19.5%
Terminal growth rate	1.5%	1.5%	1.5%